Summary of Reconciliation of Cash and Restricted Cash (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Cash	$ 251,700	$ 657,789	$ 312,697
Restricted cash			235,750
Total cash and restricted cash shown in the statement of cash flows		$ 657,789	$ 548,447